(Loss)/ Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2020
(LOSS)/ EARNINGS PER COMMON SHARE [Abstract]
(Loss)/ Earnings per common share
	Three Month Period Ended June 30, 2020	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2020	Six Month Period Ended June 30, 2019
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(35,271)	$(36,431)	$(88,546)	$(41,735)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,957)	(2,578)	(4,506)
Plus:
Tender Offer – Redemption of preferred stock Series G and Series H including $7,714 and $15,392 of undeclared preferred dividend cancelled for three and six month periods ended June 30, 2019, respectively	—	20,241	—	44,284
Gain from eliminated dividends (preferred stock) due to conversion	—	—	166	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(36,555)	$(18,147)	$(90,958)	$(1,957)
Denominator:
Denominator for basic and diluted loss per share attributable to Navios Holdings common stockholders — weighted average shares	12,901,880	12,219,750	12,882,235	12,219,817
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$(2.83)	$(1.49)	$(7.06)	$(0.16)